UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$2,450,876,032
Total Investments (Cost — $2,450,876,032) — 100.0%	2,450,876,032
Other Assets Less Liabilities — (0)%	(206,305)

Net Assets — 100.0%	$2,450,669,727

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money Fund (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2016, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,450,876,032 and 31.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BBIF MONEY FUND	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
Fannie Mae (a):
0.53%, 1/05/17	$74,430	$74,222,898
0.63%, 6/01/17	20,275	20,155,783
Fannie Mae Discount Notes, 0.53%, 7/13/16 (a)	20,000	19,996,172
Fannie Mae Variable Rate Notes (b):
0.52%, 10/21/16	30,000	29,999,659
0.45%, 8/16/17	100,000	99,988,588
0.47%, 10/05/17	59,000	58,988,598
Federal Farm Credit Bank (b):
0.58%, 4/24/17	58,000	57,997,523
0.52%, 11/20/17	50,000	49,996,487
0.59%, 12/04/17	75,000	75,000,000
0.65%, 6/18/18	40,325	40,333,304
Federal Farm Credit Bank Discount Notes (a):
0.54%, 3/07/17	22,890	22,804,162
0.59%, 3/30/17	26,430	26,311,748
Federal Farm Credit Bank Variable Rate Notes (b):
0.46%, 9/22/17	138,500	138,491,394
0.44%, 9/25/17	20,000	19,995,141
0.56%, 1/23/18	24,000	24,000,368
0.61%, 1/26/18	50,000	49,991,944
0.60%, 4/09/18	40,000	39,996,423
Federal Home Loan Bank:
0.34%, 7/05/16 - 7/29/16 (a)	257,680	257,653,147
0.51%, 7/29/16 - 9/23/16 (a)	87,173	87,098,068
0.30%, 8/02/16 - 8/10/16 (a)	101,315	101,283,717
0.31%, 8/05/16 (a)	30,000	29,990,760
0.28%, 8/15/16 (a)	66,700	66,676,136
0.45%, 8/17/16 - 11/14/16 (a)	369,860	369,491,040
0.46%, 8/24/16 (a)	53,080	53,043,021
0.47%, 8/31/16 (a)	106,515	106,429,516
0.33%, 9/09/16 (a)	50,000	49,967,458
0.40%, 9/09/16 - 9/16/16 (a)	217,485	217,302,347
0.41%, 9/14/16 (a)	166,815	166,672,373
0.50%, 9/19/16 - 9/27/16 (a)	84,000	83,900,611
0.42%, 9/23/16 (a)	71,000	70,930,430
0.46%, 10/21/16 (a)	45,000	44,935,873
0.47%, 10/28/16 (a)	83,030	82,901,580
0.46%, 11/16/16 (a)	60,000	59,894,592
0.55%, 11/18/16 (a)	82,150	81,973,679
0.58%, 12/23/16 (a)	41,760	41,641,587
0.45%, 1/10/17 (b)	50,195	50,195,000
0.47%, 3/09/17 (b)	50,000	50,000,000
0.46%, 3/14/17 (b)	74,000	73,989,795
0.46%, 3/15/17 (b)	54,000	54,000,000
0.52%, 7/06/17 (b)	96,905	96,905,000

U.S. Treasury Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes, 0.35%, 7/20/16 - 7/22/16 (a)	$211,170	$211,127,334
Federal Home Loan Bank Variable Rate, 0.59%, 8/25/17 (b)	52,000	52,000,000
Federal Home Loan Bank Variable Rate Notes (b):
0.46%, 7/06/16	80,000	80,000,000
0.50%, 2/10/17	50,000	49,995,109
0.49%, 2/14/17	103,000	102,966,842
Federal Home Loan Mortgage Corp. Discount Notes, 0.37%, 7/06/16 (a)	75,000	74,995,375
Federal Home Loan Mortgage Corp. Variable Rate, 0.58%, 7/21/17 (b)	8,100	8,099,119
Freddie Mac:
0.43%, 9/12/16 (a)	50,000	49,955,806
0.40%, 10/06/16 (a)	52,000	51,944,086
0.39%, 11/07/16 (a)	50,000	49,929,583
0.88%, 2/22/17	30,440	30,462,670
Freddie Mac Discount Notes (a):
0.50%, 7/07/16	116,000	115,988,722
0.45%, 8/24/16	46,265	46,233,193
Freddie Mac Variable Rate Notes (b):
0.43%, 9/16/16	25,000	25,000,000
0.49%, 4/27/17	60,000	59,989,926
Total U.S. Treasury Obligations — 53.0%		4,153,833,687

U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.19%, 7/07/16	71,000	70,997,377
0.47%, 8/04/16	75,000	74,966,422
0.41%, 8/18/16	100,000	99,944,807
0.48%, 9/08/16	100,000	99,907,639
0.67%, 3/02/17	15,890	15,818,627
U.S. Treasury Notes:
0.50% - 3.25%, 7/31/16	236,000	236,190,097
3.00%, 9/30/16	100,945	101,599,032
3.13%, 10/31/16	63,000	63,579,439
0.43%, 10/31/17 (b)	16,452	16,418,359
0.53%, 1/31/18 (b)	65,000	64,978,156
Total U.S. Treasury Obligations — 10.8%		844,399,955

MASTER MONEY LLC	JUNE 30, 2016	1

Schedule of Investments (continued)	Master Money LLC

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $140,001,556, collateralized by various U.S. Treasury Obligations, 0.00% to 2.75%, due 7/31/20 to 5/15/44, original par and fair values of $130,880,516 and $142,800,000, respectively)	$140,000	$140,000,000
BNP Paribas Securities Corp., 0.36%, 7/22/16 (Purchased on 6/23/16 to be repurchased at $81,523,635, collateralized by various U.S. Treasury Obligations, 0.00% to 8.13%, due 11/30/17 to 2/15/36, original par and fair values of $80,580,436 and $83,130,000, respectively)	81,500	81,500,000
Total Value of BNP Paribas Securities Corp. (collateral value of $225,930,000)		221,500,000
Citigroup Global Markets, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $75,000,875, collateralized by a U.S. Treasury Obligation, 2.13%, due 12/31/21, original par and fair value of $72,565,600 and $76,500,034, respectively)	75,000	75,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $76,500,034)		75,000,000
Credit Agricole Corp., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $147,001,715, collateralized by various U.S. Treasury Obligations, 0.00% to 8.00%, due 7/21/16 to 11/15/44, original par and fair values of $105,509,100 and $149,940,000, respectively)	147,000	147,000,000
Total Value of Credit Agricole Corp. (collateral value of $149,940,000)		147,000,000

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.25%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $550,003,819, collateralized by a U.S. Treasury Obligation, 2.50%, due 8/15/23, original par and fair value of $503,020,000 and $550,003,909, respectively)	$550,000	$550,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $550,003,909)		550,000,000
Goldman Sachs & Co., 0.46%, 7/07/16 (Purchased on 6/30/16 to be repurchased at $48,005,293, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 9/20/44 to 6/20/46, original par and fair values of $55,940,934 and $48,960,001, respectively)	48,000	48,000,000
Total Value of Goldman Sachs & Co. (collateral value of $48,960,001)		48,000,000
HSBC Securities (USA), Inc., 0.40%, 7/01/16 (Purchased on 6/24/16 to be repurchased at $200,015,556, collateralized by various U.S. Treasury Obligations, 0.13% to 1.63%, due 1/15/18 to 1/15/23, original par and fair values of $189,270,300 and $204,005,593, respectively)	200,000	200,000,000
HSBC Securities (USA), Inc., 0.32%, 7/06/16 (Purchased on 6/29/16 to be repurchased at $93,005,787, collateralized by a U.S. Treasury Obligation, 0.63%, due 1/15/24, original par and fair value of $88,150,000 and $94,862,743, respectively)	93,000	93,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $298,868,336)		293,000,000

2	MASTER MONEY LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Money LLC

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.64%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $170,105,778, collateralized by various U.S. Treasury Obligations, 0.00%, due 9/08/16 to 6/22/17, original par and fair values of $173,595,000 and $173,404,743, respectively) (c)	$170,000	$170,000,000
J.P. Morgan Securities LLC, 0.40%, 7/01/16, (Purchased on 6/30/16 to be repurchased at $170,001,889, collateralized by a U.S. Treasury Obligation, 1.63%, due 8/15/22, original par and fair value of $167,870,000 and $173,405,026, respectively)	170,000	170,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $346,809,769)		340,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.42%, 7/01/16 (Purchased on 6/30/2016 to be repurchased at $10,000,117 collateralized by a U.S. Treasury Obligation, 0.88%, due 5/31/18, original par and fair value of $10,142,300 and $10,200,043, respectively)	10,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.44%, 7/01/16 (Purchased on 6/30/2016 to be repurchased at $212,002,591 collateralized by various U.S. Government Sponsored Agency Obligations, 2.36% to 4.50%, due 4/01/36 to 1/01/46, original par and fair values of $417,042,940 and $218,360,000, respectively)	212,000	212,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.48%, 7/07/16 (Purchased on 6/30/2016 to be repurchased at $61,505,740 collateralized by various U.S. Government Sponsored Agency Obligations, 1.64% to 6.82%, due 3/20/29 to 7/20/63, original par and fair values of $1,121,812,698 and $67,268,475, respectively)	61,500	61,500,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $295,828,518)		283,500,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.53%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $54,000,795, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% to 6.21%, due 3/25/42 to 9/25/42, original par and fair values of $657,164,115 and $58,216,742, respectively)	$54,000	$54,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $58,216,742)		54,000,000
Morgan Stanley & Co. LLC, 0.29%, 7/01/16 (Purchased on 6/30/2016 to be repurchased at $80,000,644 collateralized by various Corporate Debt/Obligations and various U.S. Treasury Obligations, 0.00% to 3.91%, due 8/11/16 to 1/15/52, original par and fair values of $83,795,708 and $81,600,084, respectively)	80,000	80,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $81,600,084)		80,000,000
RBC Capital Markets LLC, 0.38%, 7/01/16 (Purchased on 6/30/2016 to be repurchased at $32,000,338 collateralized by a U.S. Treasury Obligation, 2.00%, due 7/31/22, original par and fair value of $30,924,200 and $32,640,020, respectively)	32,000	32,000,000
RBC Capital Markets LLC, 0.40%, 7/01/16 (Purchased on 6/30/2016 to be repurchased at $280,003,111 collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 21.72%, due 1/07/21 to 7/01/46, original par and fair values of $1,593,203,342 and $291,652,405, respectively)	280,000	280,000,000
Total Value of RBC Capital Markets LLC (collateral value of $324,292,425)		312,000,000

MASTER MONEY LLC	JUNE 30, 2016	3

Schedule of Investments (continued)	Master Money LLC

Repurchase Agreements	Par (000)	Value
Societe Generale SA, 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $125,001,389, collateralized by various U.S. Treasury Obligations, 0.88% to 3.13%, due 11/30/17 to 11/15/41, original par and fair values of $121,080,100 and $127,500,029, respectively)	$125,000	$125,000,000
Total Value of Societe Generale SA (collateral value of $127,500,029)		125,000,000
TD Securities (USA) LLC, 0.44%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $100,001,222, collateralized by various U.S. Government Sponsored Agency Obligations and various U.S. Treasury Obligations, 0.63% to 4.63%, due 12/15/16 to 9/15/60, original par and fair values of $93,731,439 and $102,534,986, respectively)	100,000	100,000,000
Total Value of TD Securities (USA) LLC (collateral value of $102,534,986)		100,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.45%, 7/05/16 (Purchased on 6/28/16 to be repurchased at $120,010,500, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50%, due 4/01/46 to 5/01/46, original par and fair values of $117,047,043 and $123,600,001, respectively)	$120,000	$120,000,000
Wells Fargo Securities LLC, 0.44%, 7/07/16 (Purchased on 6/30/16 to be repurchased at $183,015,657, collateralized by a Corporate Debt/Obligation, 3.00%, due 6/01/46, original par and fair value of $181,306,050 and $188,490,000, respectively)	183,000	183,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $312,090,001)		303,000,000
Total Repurchase Agreements — 37.4%		2,932,000,000
Total Investments (Cost — $7,930,233,642) — 101.2%		7,930,233,642
Liabilities in Excess of Other Assets — (1.2)%		(94,091,985)

Net Assets — 100.0%		$7,836,141,657

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

4	MASTER MONEY LLC	JUNE 30, 2016

Schedule of Investments (concluded)	Master Money LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC’s has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]	—	$7,930,233,642	—	$7,930,233,642
[1] See above Schedule of Investments for values in each security type.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $709,061 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

MASTER MONEY LLC	JUNE 30, 2016	5

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date:	August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date:	August 24, 2016